Operating Leases - Remaining Lease Payments and Future Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Remaining lease payments
2020 (remaining nine months)	$ 3,106
2021	4,093	$ 3,774
2022	4,016	3,785
2023	4,069	3,839
2024	3,730	3,712
Thereafter	3,602	3,606
Total lease payments	22,616	22,535
Less: imputed interest	(2,768)
Total operating lease liability	$ 19,848
Future minimum lease payments
2020		3,819
2021		3,774
2022		3,785
2023		3,839
2024		3,712
Thereafter		3,606
Total		$ 22,535